SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Advertising Cosots (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Vimeo Inc.
Advertising costs	$ 65.4	$ 60.1